Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Notes receivable from participants	$ 10,691	$ 11,974
Change in deemed loans with no post-default payments	(190)	(142)
Amounts per Form 5500	10,501	11,833
Net assets available for benefits	404,292	386,244
Change in deemed loans with no post-default payments	(190)	(142)
Amounts per Form 5500	$ 404,102	$ 386,102